ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 20, 2015	Maureen A. Meredith T +1 617 951 7239 F +1 617 235 7664 maureen.meredith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 139 to its Registration Statement on Form N-1A, which was filed by electronic transmission on March 13, 2015 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to AMG Trilogy Emerging Wealth Equity Fund:

(i)	Prospectus for AMG Trilogy Emerging Wealth Equity Fund, dated March 16, 2015; and

(ii)	Statement of Additional Information for AMG Trilogy Emerging Wealth Equity Fund, dated March 16, 2015.

If you have any questions concerning this filing, please call me at (617) 951-7239.

Sincerely,

/s/ Maureen A. Meredith
Maureen A. Meredith